CONSOLIDATED FINANCIAL STATEMENTS - Gains and losses on assets held for sale and sale of interest in subsidiaries (Details) R$ in Thousands, $ in Millions							12 Months Ended
	Nov. 05, 2018 USD ($) item	Oct. 31, 2018 USD ($)	Jul. 31, 2018 BRL (R$) item	Jun. 29, 2018 USD ($) Plant	Mar. 30, 2018 USD ($)	Mar. 30, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Nov. 05, 2018 BRL (R$)	Oct. 31, 2018 BRL (R$)	Jun. 29, 2018 BRL (R$)
Gains and losses on assets held for sale and sales of interest in subsidiaries
Expenses attributable to assets held for sale and sales of interest in subsidiaries | R$							R$ 0	R$ 0	R$ 414,507
Optimus Steel LLC
Gains and losses on assets held for sale and sales of interest in subsidiaries
Proceeds from sale					$ 99.5	R$ 330,700
Aza Participacoes SpA and subsidiaries
Gains and losses on assets held for sale and sales of interest in subsidiaries
Proportion of ownership interest in subsidiary sold				100.00%
Number of production plants | Plant				3
Total value of sale				$ 154.1								R$ 594,200
Cacu and Barra dos Coqueiros hydroelectric plants
Gains and losses on assets held for sale and sales of interest in subsidiaries
Number of hydroelectric plants | item			2
Proceeds from sale | R$			R$ 835,000
Gerdau Hungria KFT Y CIA Sociedad Regular Colectiva
Gains and losses on assets held for sale and sales of interest in subsidiaries
Proportion of ownership interest in subsidiary sold		98.89%
Total value of sale		$ 120.0									R$ 490,200
Gerdau Hungria KFT Y CIA Sociedad Regular Colectiva | INDIA
Gains and losses on assets held for sale and sales of interest in subsidiaries
Proportion of ownership interest in subsidiary sold		100.00%
Sale of production units and distribution centers in the U.S.
Gains and losses on assets held for sale and sales of interest in subsidiaries
Number of rebar-producing mills | item	4
Total value of sale	$ 600.0									R$ 2,222,900